Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) - Employee Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Beginning of year	5,858,848	6,951,373	7,725,227
Add (deduct):
Granted	1,876,109	2,383,475	1,870,660
Vested	(2,811,070)	(3,220,671)	(2,422,700)
Forfeited	(67,531)	(255,329)	(221,814)
End of year	4,856,356	5,858,848	6,951,373
Weighted Average Grant Date Fair Value
Beginning of year	$ 30.47	$ 26.18	$ 23.37
Granted	45.55	32.01	31.54
Vested	26.41	22.53	21.50
Forfeited	36.10	28.03	24.64
End of year	$ 38.56	$ 30.47	$ 26.18
Unrecognized compensation cost related to unvested equity awards	$ 100.6
Period of recognition of compensation expense related to unvested equity awards	2 years 2 months
Dividend Equivalent Units
Add (deduct):
Granted	144,668	157,396	165,045
Weighted Average Grant Date Fair Value
Granted	$ 0	$ 0	$ 0
Performance Shares
Weighted Average Grant Date Fair Value
Target shares	1,017,520
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Expected To Vest Number	2,447,409